Operating Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Operating Expenses
Schedule of Operating Expenses
	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
General and administrative	$9,717,296	$10,713,535	$31,554,670	$29,251,275
Allowance for accounts receivable and notes receivable	722,456	460,358	3,303,791	546,975
Sales and marketing	2,687,884	2,478,499	9,812,259	37,901,914
Salaries and benefits	9,149,250	8,455,719	29,039,258	26,271,625
Share-based compensation (Note 19)	1,061,119	3,612,656	4,764,289	17,450,820
Lease expense (Note 12)	1,940,550	1,035,901	5,807,447	3,165,803
Depreciation of property and equipment and amortization of right-of-use assets	1,139,282	909,111	2,982,641	2,367,810
Amortization of intangible assets (Note 9)	10,420,607	3,271,209	20,772,458	11,806,979
	$36,838,444	$30,936,988	$108,036,813	$128,763,201

	December 31, 2021	December 31, 2020
General and administrative	$47,289,538	$8,813,918
Allowance for accounts receivable and notes receivable	4,677,134	-

Sales and marketing	42,572,823	-
Salaries and benefits	36,864,880	-
Share-based compensation (Note 22)	20,456,297	-
Lease expense	4,956,969	-
Depreciation of property and equipment and amortization of right-of-use assets	3,890,425	-
Amortization of intangible assets (Note 10)	23,725,337	-
	$184,433,403	$8,813,918